Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income [Line Items]
Unrealized Gains on Securities Available-for-Sale, Beginning Balance	$ 8,407		$ 10,643	$ 10,767	$ 10,767
Unrealized Gains and Losses on Available-for-Sale Securities, Other Comprehensive Income (Loss) Before Reclassification	(9,376)		(11,247)
Unrealized Gains and Losses on Available-for-Sale Securities, Amounts Reclassified from Accumulated Other Comprehensive Income	(278)		(643)
Unrealized Gains and Losses on Available-for-Sale Securities, Net Current Period Other Comprehensive Income (Loss)	(9,654)	704	(11,890)	1,179	(124)	5,677	474
Unrealized Gains on Securities Available-for-Sale, Ending Balance	(1,247)		(1,247)		10,643	10,767
Defined Benefit Pension Items, Beginning Balance	(231)		(231)
Defined Benefit Pension Items, Other Comprehensive Income (Loss) Before Reclassification	0		0
Defined Benefit Pension Items, Amounts Reclassified from Accumulated Other Comprehensive Income	0		0
Defined Benefit Pension Items, Net Current Period Other Comprehensive Income (Loss)	0		0
Defined Benefit Pension Items, Ending Balance	(231)		(231)		(231)
Postretirement Benefit Items, Beginning Balance	(61)		(61)	(40)	(40)
Postretirement Benefit Items, Other Comprehensive Income (Loss) Before Reclassification	0		0
Postretirement Benefit Items, Amounts Reclassified from Accumulated Other Comprehensive Income	0		0		21	38	176
Postretirement Benefit Items, Net Current Period Other Comprehensive Income (Loss)	0		0
Postretirement Benefit Items, Ending Balance	(61)		(61)		(61)	(40)
Accumulated other comprehensive income, Total, Beginning Balance	8,115		10,351	10,543	10,543
Other Comprehensive Income (Loss) Before Reclassification	(9,376)		(11,247)
Amounts Reclassified from Accumulated Other Comprehensive Income	(278)		(643)
Net Current Period Other Comprehensive Income (Loss)	(9,654)		(11,890)
Accumulated other comprehensive income, Total, Ending Balance	$ (1,539)		$ (1,539)		$ 10,351	$ 10,543